Note 9 - Segment Data	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 9 - Segment Data

The Company operates in four segments. All segments include both individual and group insurance. Identifiable revenues, expenses and assets are assigned directly to the applicable segment. Net investment income, realized gains and losses, and invested assets are generally allocated to the insurance and the corporate segments in proportion to policy liabilities and stockholders' equity, respectively. Certain assets, such as property and equipment and leased property under capital leases, are allocated between the administrative and financial services segment and the corporate and other segment. Investors Heritage Financial revenue and income associated with credit administrative services is assigned to the administrative and financial services segment, along with fees relative to third party administrative services. Any remaining revenue and income is assigned to the corporate and other segment. Results for the parent company, Investors Heritage Printing, At Need Funding and Heritage Funding, after elimination of intercompany amounts, are allocated to the corporate and other segment.

Information relative to our operating segments is as follows:

	2015	2014
	(000's omitted)
Revenue:
Preneed and burial products	$48,894	$47,445
Traditional and universal life products	16,746	21,226
Administrative and financial services	1,357	1,244
Corporate and other	1,180	983
Total	$68,177	$70,898

Pre-tax income (loss) from operations:
Preneed and burial products	$(496)	$(34)
Traditional and universal life products	742	1,286
Administrative and financial services	274	284
Corporate and other	384	160
Total	$904	$1,696

Assets:
Preneed and burial products	$374,793	$375,219
Traditional and universal life products	123,823	120,377
Administrative and financial services	9,706	9,496
Corporate and other	61,716	80,121
Total	$570,038	$585,213

Amortization and depreciation expense:
Preneed and burial products	$5,641	$5,458
Traditional and universal life products	1,538	1,987
Administrative and financial services	214	278
Corporate and other	310	373
Total	$7,703	$8,096

Included in the corporate and other revenue and pre-tax income above and as a component of other income in the consolidated statement of income for the years ended December 31, 2015 and 2014 are $203,451 and $141,907, respectively, of net life insurance proceeds received under a company-owned life insurance policy upon the death of a former employee and former board member.